SELECTED CAPITAL PRESERVATION TRUST, INC.
                        CERTIFICATION PURSUANT TO RULE 497(J)

     The undersigned on behalf of Selected Capital Preservation Trust, Inc. (the "Registrant") hereby certifies that the form of propspectus and
Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant's most recent post-effective amendment to the registration statement. The text of such amendment to the registration statement was filed electronically.

Dated May 6, 1998

                              Selected Capital Preservation Trust, Inc.



                              By:  /s/ Thomas D. Tays
                              ------------------------------
                                    Thomas D. Tays,
                                    Secretary